OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Other Investments [Abstract]
Disclosure of amounts recognised in the annual financial statements
The amounts recognised in the annual financial statements in this respect are as follows:

	2022	2021
	US$’000	US$’000

Recognised asset at 1 January	3,730	3,150

Interest income	442	-
Recognised in other comprehensive income in the current year	(207)	835
Translation	(251)	(255)

Present value of other investment at 31 December	3,714	3,730

The principal actuarial assumptions applied in the determination of fair values include:
Discount rate (p.a.)	12.2%	13.7%